UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tokum Capital Management, LP
Address: 900 Third Ave, 11th Flr.
         New York, NY  10022

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sullivan
Title:     Chief Financial Officer
Phone:     212.616.4431

Signature, Place, and Date of Signing:

      /s/  Michael Sullivan     New York, NY     February 14, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $95,527 (thousands)

INFORMATION FOR WHICH TOKUM CAPITAL MANAGEMENT, LP HAS REQUESTED
CONFIDENTIAL TREATMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE
COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXION PHARMACEUTICALS INC    COM              015351109     1376   161200 SH  CALL SOLE                        0        0        0
ALKERMES INC                   COM              01642T108      538    34500 SH       SOLE                    34500        0        0
ALKERMES INC                   COM              01642T108      266   312600 SH  CALL SOLE                        0        0        0
AMERIGROUP CORP                COM              03073T102     1545    42400 SH       SOLE                    42400        0        0
AMERIGROUP CORP                COM              03073T102     1040   320000 SH  CALL SOLE                        0        0        0
AMYLIN PHARMACEUTICALS INC     COM              032346108      725   349300 SH  CALL SOLE                        0        0        0
BIO RAD LABS INC               CL A             090572207     5391    52023 SH       SOLE                    52023        0        0
BOSTON SCIENTIFIC CORP         COM              101137107     8110   697300 SH       SOLE                   697300        0        0
BOSTON SCIENTIFIC CORP         COM              101137107      538   672000 SH  CALL SOLE                        0        0        0
CELGENE CORP                   COM              151020104     1234    26700 SH       SOLE                    26700        0        0
CEPHEID                        COM              15670R107     2620    99333 SH       SOLE                    99333        0        0
CHARLES RIV LABS INTL INC      COM              159864107     8179   124299 SH       SOLE                   124299        0        0
COVANCE INC                    COM              222816100     3810    43988 SH       SOLE                    43988        0        0
CUBIST PHARMACEUTICALS INC     COM              229678107      156   139000 SH  PUT  SOLE                   139000        0        0
ELAN PLC                       ADR              284131208       93    36500 SH  PUT  SOLE                    36500        0        0
HEALTH NET INC                 COM              42222G108     3811    78900 SH       SOLE                    78900        0        0
HEALTHSOUTH CORP               COM NEW          421924309      286   110000 SH  CALL SOLE                        0        0        0
HEALTHSOUTH CORP               COM NEW          421924309     7381   351458 SH       SOLE                   351458        0        0
HEALTHSPRING INC               COM              42224N101    11323   594364 SH       SOLE                   594364        0        0
INVERNESS MED INNOVATIONS IN   COM              46126P106     6680   118906 SH       SOLE                   118906        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208      121   101000 SH  PUT  SOLE                   101000        0        0
MOLINA HEALTHCARE INC          COM              60855R100     2828    73066 SH       SOLE                    73066        0        0
MOLINA HEALTHCARE INC          COM              60855R100      364   140000 SH  CALL SOLE                        0        0        0
MZT HOLDINGS INC               COM              55405U108       10   100000 SH       SOLE                   100000        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     5214    96000 SH       SOLE                    96000        0        0
OMNICARE INC                   COM              681904108      154    71000 SH  PUT  SOLE                    71000        0        0
OPTIMER PHARMACEUTICALS INC    COM              68401H104      298    42504 SH       SOLE                    42504        0        0
PSYCHIATRIC SOLUTIONS INC      COM              74439H108       15   150000 SH  CALL SOLE                        0        0        0
PSYCHIATRIC SOLUTIONS INC      COM              74439H108     9200   283526 SH       SOLE                   283526        0        0
STEREOTAXIS INC                COM              85916J102       37    36000 SH  PUT  SOLE                    36000        0        0
TRIPLE-S MGMT CORP             CL B             896749108     1700    84100 SH       SOLE                    84100        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102      925    83200 SH  CALL SOLE                        0        0        0
VCA ANTECH INC                 COM              918194101     8197   185329 SH       SOLE                   185329        0        0
VERTEX PHARMACEUTICALS INC     COM              92532F100       79    36500 SH  PUT  SOLE                    36500        0        0
ZIMMER HLDGS INC               COM              98956P102     1283    19400 SH       SOLE                    19400        0        0